RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of amount due to related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amounts due from related parties [Line Items]
Total	$ 714	$ 697
Beijing Infinities
Amounts due from related parties [Line Items]
Total	$ 714	$ 697